Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2023 £m	2022 £m
Cash at bank and in hand	748	879
Cash equivalents	2,188	2,844
	2,936	3,723